UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$5,267,798
Alaska — 1.0%
Northern Tobacco Securitization Corp.,
Refunding RB, Tobacco Settlement,
Asset-Backed, Series A:
4.63%, 6/01/23	2,320	2,313,017
5.00%, 6/01/46	6,450	5,059,573
		7,372,590
Arizona — 5.1%
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.75%, 7/01/29	3,300	2,313,828
Phoenix IDA Arizona, Refunding RB,
America West Airlines, Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,735,400
6.30%, 4/01/23	5,090	4,487,802
Pima County IDA Arizona, ERB,
Unrefunded Balance, 6.75%,
7/01/31	455	456,242
Pima County IDA Arizona, RB, Tucson
Electric Power Co., Series A, 6.38%,
9/01/29	3,000	3,059,070
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	7,661,662
5.00%, 12/01/37	14,190	14,729,930
Vistancia Community Facilities District
Arizona, GO, 5.75%, 7/15/24	2,125	2,266,100
		37,710,034
California — 8.6%
California Health Facilities Financing
Authority, RB:
Stanford Hospital and Clinics,
Series A, 5.00%, 8/15/51	2,400	2,632,176
Sutter Health, Series B,
6.00%, 8/15/42	6,465	7,764,465
California Health Facilities Financing
Authority, Refunding RB:
Catholic Healthcare West,
Series A, 6.00%, 7/01/34	3,155	3,731,355
St. Joseph Health System,
Series A, 5.75%, 7/01/39	4,425	5,111,141
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,897,179
California Statewide Communities
Development Authority, RB:
John Muir Health, 5.13%,
7/01/39	4,375	4,699,756
Kaiser Permanente, Series A,
5.00%, 4/01/42	4,455	4,876,354

Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles Department of
Airports, Refunding RB, International
Airport, Series A, 5.25%, 5/15/39	$1,605	$1,808,434
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,424
Various Purpose, 6.00%,
3/01/33	5,085	6,263,906
Various Purpose, 6.50%,
4/01/33	14,075	17,580,519
State of California, GO, Refunding,
Various Purpose, 5.00%, 10/01/41	5,190	5,663,795
		63,039,504
Colorado — 2.9%
City & County of Denver Colorado, RB,
Series D, AMT (AMBAC), 7.75%,
11/15/13	2,785	2,907,958
Colorado Health Facilities Authority,
Refunding RB, The Evangelical
Lutheran Good Samaritan Society
Project, 5.00%, 12/01/42	3,580	3,793,762
Colorado Housing & Finance Authority,
Refunding RB, S/F Program, Senior
Series D-2, AMT, 6.90%, 4/01/29	105	109,444
Plaza Metropolitan District No. 1
Colorado, Tax Allocation Bonds, Public
Improvement Fee, Tax Increment:
8.00%, 12/01/25	6,850	7,106,464
Subordinate, 8.13%,
12/01/25	1,885	1,884,811
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,734,042
5.38%, 6/01/32	1,250	1,515,500
5.38%, 6/01/38	830	973,316
		21,025,297
Connecticut — 3.3%
Connecticut State Health & Educational
Facility Authority, RB, Ascension
Health Senior Credit, 5.00%,
11/15/40	2,770	3,050,102
Connecticut State Health & Educational
Facility Authority, Refunding RB,
Wesleyan University:
5.00%, 7/01/35	2,225	2,534,787
5.00%, 7/01/39	5,000	5,647,250
State of Connecticut, GO, Refunding,
Series C:
5.00%, 6/01/23	6,390	8,062,774
5.00%, 6/01/24	4,065	5,081,901
		24,376,814
Delaware — 1.6%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	2,305	2,617,397

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	$8,275	$8,957,522
		11,574,919
District of Columbia — 2.9%
District of Columbia, Tax Allocation Bonds, City Market of Street Project, 5.13%, 6/01/41	4,440	4,783,034
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 4.90%, 10/01/31 (a)	8,350	3,301,590
CAB, Second Senior Lien, Series B (AGC), 4.96%, 10/01/32 (a)	15,000	5,584,500
CAB, Second Senior Lien, Series B (AGC), 5.00%, 10/01/33 (a)	13,410	4,715,627
First Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,685,348
		21,070,099
Florida — 7.5%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	2,155	2,573,221
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 6/01/21	3,450	3,980,058
City of Clearwater FL, RB, Water & Sewer Revenue, Series A, 5.25%, 12/01/39	6,900	7,875,867
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,553,628
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,526,775
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	11,500	11,507,590
Series B, 7.13%, 4/01/30	5,000	5,001,500
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,615	5,825,099
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	5,080	5,216,805
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (b)(c)	4,620	1,790,296
		54,850,839

Municipal Bonds	Par (000)	Value
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$1,700	$1,880,625
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	6,945	7,756,037
		9,636,662
Hawaii — 0.4%
State of Hawaii, RB, Series A, 5.25%, 7/01/30	2,760	3,232,816
Idaho — 1.4%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,016,600
Illinois — 11.2%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	914,900
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	4,280	4,989,710
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,625	1,832,967
5.00%, 1/01/34	7,585	8,490,801
City of Chicago Illinois, RB, O’Hare International Airport, General Third Lien, Series A, 5.63%, 1/01/35	4,200	4,929,246
City of Chicago Illinois, Refunding RB, Series A, 5.25%, 1/01/38	1,660	1,905,647
City of Chicago Illinois O’Hare International Airport, GARB, General Third Lien:
Series A, 5.75%, 1/01/39	3,500	4,125,590
Series C, 6.50%, 1/01/41	11,920	14,633,946
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,130	2,429,968
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	1,850	1,912,678
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,194,245
Ascension Health, Series A, 5.00%, 11/15/42	3,575	3,958,061
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,641,542
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project,
CAB, Series B (AGM), 5.16%, 6/15/46 (a)	11,405	2,030,774

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (concluded):
CAB, Series B (AGM), 5.19%, 6/15/47 (a)	$27,225	$4,560,187
Series B (AGM), 5.00%, 6/15/50	6,405	6,930,210
Series B-2, 5.00%, 6/15/50	5,085	5,500,190
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,185,692
6.00%, 6/01/28	2,335	2,717,263
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,448,528
		82,332,145
Indiana — 2.2%
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,857,395
Waste Water Utility, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	3,200	3,703,680
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,652,914
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,600,804
		15,814,793
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	4,165	4,699,411
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	4,380	5,134,937
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,365	3,671,450
		8,806,387
Louisiana — 4.6%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,808,336
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	10,115,550
New Orleans Aviation Board, Refunding ARB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,383,909

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	$13,000	$13,069,290
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	6,610	7,435,126
		33,812,211
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,408,941
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,790	2,058,607
		5,467,548
Maryland — 0.7%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,534,275
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	959,464
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,690	1,829,374
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	500	524,300
		4,847,413
Massachusetts — 2.2%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,317,008
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	3,680	4,300,301
Massachusetts Development Finance Agency, Refunding RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,374,490
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,968,073
		15,959,872
Michigan — 4.0%
City of Detroit Michigan, RB, Senior Lien:
Series A, 5.25%, 7/01/41	6,250	6,558,125
Series B (AGM), 7.50%, 7/01/33	1,835	2,306,778

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	$2,795	$3,102,646
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	6,085	6,833,881
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,567,600
8.25%, 9/01/39	6,365	8,210,277
		29,579,307
Minnesota — 2.8%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae):
6.00%, 8/20/21	420	437,884
6.20%, 2/20/43	2,000	2,083,420
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, Mandatory Put Bonds, AMT, 5.95%, 5/01/30 (d)	835	837,371
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	9,110	10,570,424
5.25%, 3/01/31	6,215	6,991,440
		20,920,539
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	318,699

Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,772,087
5.00%, 9/01/42	2,925	3,008,918
		4,781,005
New Jersey — 5.5%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	3,905	3,920,581
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	11,000	11,043,890
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	718,648
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	230,962

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	$3,000	$2,992,050
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	2,500	2,946,400
New Jersey EDA, Refunding RB:
5.00%, 6/15/23	945	1,079,984
5.00%, 6/15/25	1,035	1,160,121
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (b)(c):
6.00%, 7/01/13	1,335	13
6.63%, 7/01/36	1,835	18
New Jersey Transportation Trust Fund Authority, RB:
CAB, Series C (AMBAC), 4.77%, 12/15/35 (a)	13,110	4,354,224
Transportation System, Series A, 5.50%, 6/15/41	3,630	4,242,817
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,749,528
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	1,485	1,681,807
		40,121,043
New York — 3.9%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,100	2,163,315
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	1,095	1,230,791
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	4,910	5,541,573
Transportation, Series D, 5.25%, 11/15/40	2,465	2,786,165
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,284,738
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,828,812
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/42	3,590	4,046,361
Oneida County Industrial Development Agency, RB, Hamilton College Civic Facility, Series 2002, 5.00%, 9/15/26	1,990	2,277,177

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	$2,625	$2,982,814
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,471,631
		28,613,377
North Carolina — 1.1%
North Carolina HFA, RB, Home Ownership, Series 8A, AMT, 6.20%, 7/01/16	30	30,000
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	3,098,094
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	5,121,200
		8,249,294
Ohio — 0.9%
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	3,705	3,874,652
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	2,840	3,056,834
		6,931,486
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	510	591,819
Pennsylvania — 1.9%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	4,150	3,388,890
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	3,805	4,244,325
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	5,183,045
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,986
		14,083,246
Puerto Rico — 3.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	12,080,547

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (a):
CAB, Series C, 5.43%, 8/01/39	$22,915	$5,393,733
First Sub-Series C, 5.73%, 8/01/38	23,695	5,454,352
Series A (AMBAC), 5.66%, 8/01/47	14,900	2,112,522
		25,041,154
Rhode Island — 0.5%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,240	3,648,011
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	7,533,281
Tennessee — 0.4%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,470	2,470,593
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	430	484,386
		2,954,979
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	4,365	5,060,825
City of Austin Texas, Refunding RB, Water & Wastewater System:
5.00%, 10/01/35	3,060	3,528,976
5.00%, 11/15/37	1,275	1,488,180
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT:
7.38%, 7/01/22	3,500	3,515,015
7.00%, 7/01/29	3,000	3,012,810
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,481,455
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (d)	3,900	3,918,213
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,485	1,485,921
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.38%, 8/15/44	1,000	1,167,120

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$4,320	$5,017,809
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 5.39%, 9/01/37 (a)	4,110	1,083,889
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	12,140	13,425,262
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	7,113,524
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	7,000	8,545,600
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,655	7,990,392
Texas State Public Finance Authority, Refunding ERB, KIPP, Inc., Series A (ACA), 5.00%, 2/15/36	1,000	1,024,680
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.02%, 8/15/35 (a)	15,000	3,825,000
University of Texas System, Refunding RB:
Financing System, Series A, 5.00%, 8/15/22	5,000	6,481,500
Series B, 5.00%, 8/15/43	6,240	7,332,561
		88,498,732
Virginia — 2.0%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,521,255
5.50%, 9/01/34	2,000	2,015,100
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OPCP LLC Project, AMT:
5.25%, 1/01/32	3,270	3,537,747
6.00%, 1/01/37	3,715	4,242,939
5.50%, 1/01/42	2,335	2,573,077
Winchester IDA Virginia, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	1,029,390
		14,919,508

Municipal Bonds	Par (000)	Value
Washington — 1.4%
Vancouver Housing Authority Washington, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	$945	$945,085
6.20%, 9/01/32	1,250	1,249,888
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	4,045	5,641,804
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	2,055	2,292,476
		10,129,253
Wisconsin — 3.3%
City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	595	595,387
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	17,771,897
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	5,509,791
		23,877,075
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	7,073,203
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	595	644,100
		7,717,303
Total Municipal Bonds – 106.2%		779,422,863

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,808,793
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,910	5,456,687
California — 8.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	7,617,521

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	$5,310	$6,215,621
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,959	13,423,043
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	5,242,131
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,525,877
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,080	21,456,414
University of California, RB, Limited Project, Series B, 4.75%, 5/15/13 (e)	4,429	4,630,874
		61,111,481
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,999,770
Series C-7, 5.00%, 9/01/36	4,800	5,133,120
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	4,299	4,913,758
		18,046,648
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,130	10,421,164
Series X-3, 4.85%, 7/01/37	9,270	10,606,734
		21,027,898
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	12,883,551
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,097,123
Illinois — 0.9%
City of Chicago Illinois Waterworks, Refunding RB, 5.00%, 11/01/42	6,037	6,872,818
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Ascension Health, Series B, 5.00%, 11/15/51	8,479	9,422,548

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Massachusetts — 1.4%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$9,200	$10,630,048
Michigan — 0.8%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Senior A:
5.00%, 7/01/32	3,175	3,339,681
5.25%, 7/01/39	2,749	2,898,674
		6,238,355
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,830,880
New York — 9.8%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	3,260	3,820,624
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	3,194	3,762,664
New York City Transitional Finance Authority, RB, Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	4,979	5,747,907
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	21,630	24,949,124
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	13,080	15,475,602
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,723	18,194,687
		71,950,608
North Carolina — 3.4%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	21,117,301
Wake Forest University, 5.00%, 1/01/38	3,120	3,495,211
		24,612,512
Ohio — 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,896	31,314,848

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
South Carolina — 2.6%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	$7,795	$8,652,762
5.25%, 12/01/29	6,920	7,667,499
5.25%, 12/01/30	2,510	2,779,423
		19,099,684
Tennessee — 1.7%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	12,343,656
Texas — 1.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,922,085
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	7,981,321
Virginia — 3.5%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	7,159,186
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	12,213,899
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,705,754
		26,078,839
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,384	6,138,947
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	11,458	12,711,816
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 53.0%		388,581,146
Total Long-Term Investments (Cost – $1,052,816,829) – 159.2%		1,168,004,009

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	9,398,078	$9,398,078

	Par (000)
Washington Health Care Facilities Authority, RB, Multicare Health System, Series D (Barclays Bank Plc LOC), 0.16%, 8/01/12 (i)	$800	800,000
Total Short-Term Securities (Cost – $10,198,078) – 1.4%		10,198,078
Total Investments (Cost - $1,063,014,907*) – 160.6%		1,178,202,087
Other Assets Less Liabilities – 1.2%		8,806,320
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.5)%		(201,914,140)
VRDP Shares, at Liquidation Value – (34.3)%		(251,400,000)
Net Assets Applicable to Common Shares – 100.0%		$733,694,267

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$861,488,214
	Gross unrealized appreciation	$121,329,352
	Gross unrealized depreciation	(6,432,570)
	Net unrealized appreciation	$114,896,782

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Non-income producing security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	152,651	9,245,427	9,398,078	$421

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	8

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

(h)	Represents the current yield as of report date.

(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$1,168,004,009	—	$1,168,004,009
Short-Term Securities	$9,398,078	800,000	—	10,198,078
Total	$9,398,078	$1,168,804,009	—	$1,178,202,087

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(201,817,091)	—	$(201,817,091)
VRDP shares	—	(251,400,000)	—	(251,400,000)
Total	—	$(453,217,091)	—	$(453,217,091)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 25, 2012